UTILITY PLANT AND JOINTLY-OWNED FACILITES (Amount of Lease Expense Incurred for TEP's Generation-Related Capital Leases) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Public Utility, Property, Plant and Equipment [Line Items]
Capital Leases	$ 1,004,000	$ 3,921,000	$ 10,249,000	$ 25,140,000	$ 33,613,000
Interest Expense - Included in:
Total Lease Expense			33,000,000	47,000,000	55,000,000
Operating Expenses - Fuel
Interest Expense - Included in:
Interest Expense			1,000,000	2,000,000	3,000,000
Amortization of Capital Lease Assets			6,000,000	5,000,000	4,000,000
Operating Expenses - Amortization [Member]
Interest Expense - Included in:
Amortization of Capital Lease Assets			$ 16,000,000	$ 15,000,000	$ 14,000,000